UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21348

Name of Fund:  BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$4,615	$5,379,890
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.50%, 1/01/21	5,500	5,553,900
5.25%, 1/01/23	6,500	6,563,700

		17,497,490
Arizona — 4.4%
Arizona Board of Regents, Univesity of Arizona, RB, 5.00%, 8/01/28	2,000	2,338,520
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/30	2,685	2,989,023
Arizona State University, RB, Series D, 5.00%, 7/01/32	1,350	1,634,256
City of Phoenix Arizona IDA, RB, Facility, Legacy Traditional Schools Project, Series A, 5.75%, 7/01/24 (b)	750	820,035
City of Tucson Arizona, COP, Refunding, (AGC), 4.00%, 7/01/20	2,325	2,595,490
County of Maricopa Arizona IDA, RB, Arizona Charter School Project 1, Series A, 6.63%, 7/01/20	80	78,573
County of Pima Arizona IDA, RB, Arizona Charter Schools Project, Series K, 6.38%, 7/01/31	895	902,715
County of Pinal Arizona Electric District No. 3, Refunding RB, 5.00%, 7/01/25	1,600	1,826,048
Glendale Union School District No. 205, GO, Series C:
5.00%, 7/01/24	1,945	2,360,569
5.00%, 7/01/27	500	591,815
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT:
5.00%, 7/01/27	700	805,469
5.00%, 7/01/32	1,925	2,160,273
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/25	4,000	4,324,600
Scottsdale IDA, Refunding RB, Scottsdale Healthcare, Series C (AGM), 5.00%, 9/01/35	2,050	2,285,914

Municipal Bonds	Par (000)	Value
Arizona (continued)
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	$1,000	$1,087,780

		26,801,080
Arkansas — 1.0%
Arkansas State University, RB, 5.00%, 12/01/33	480	558,614
City of Benton, RB, 5.00%, 6/01/29	1,055	1,250,059
University of Arkansas, Refunding RB:
5.00%, 3/01/31	2,315	2,793,348
5.00%, 3/01/34	1,270	1,514,158

		6,116,179
California — 5.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	2,135	2,542,038
California Health Facilities Financing Authority, Refunding RB, 5.00%, 11/15/29	1,930	2,401,827
California Infrastructure & Economic Development Bank, Refunding RB, 4.00%, 11/01/31	1,335	1,468,420
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series B, AMT, 5.25%, 6/01/23 (c)	605	648,124
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, Series C, AMT (NPFGC), 4.75%, 12/01/23	5,000	5,248,150
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.00%, 3/01/25	2,000	2,272,860
San Francisco Bay Area Rapid Transit District, GO, Refunding Series D, 4.00%, 8/01/33	6,000	6,714,120
State of California, GO:
5.50%, 4/01/28	15	15,066
5.00%, 11/01/32	2,000	2,143,200
Various Purposes, 5.75%, 4/01/31	7,000	8,026,060

		31,479,865
Colorado — 1.0%
Denver Urban Renewal Authority, Refunding, Tax Allocation Bond, Stapleton, Senior-Series A-1, 5.00%, 12/01/23	2,500	2,978,975

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, 5.00%, 12/01/34	$500	$574,520
University of Northern Colorado, Refunding RB, Series A, 5.00%, 6/01/31	2,000	2,387,480

		5,940,975
Connecticut — 1.8%
Connecticut State Development Authority, RB, Learjet, Inc. Project, AMT, 7.95%, 4/01/26	1,160	1,166,739
Connecticut State Health & Educational Facility Authority, Refunding RB:
5.00%, 12/01/33	4,015	4,756,129
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/31	4,530	5,032,830

		10,955,698
Florida — 6.8%
County of Broward Florida School Board, COP, Refunding, Series A (AGM), 5.00%, 7/01/24	10,000	11,570,400
County of Lee Florida, Refunding ARB, Series A, AMT:
5.50%, 10/01/23	1,000	1,193,090
(AGM), 5.00%, 10/01/27	1,635	1,887,166
County of Miami-Dade Florida, RB, AMT, Series B:
6.00%, 10/01/28	3,470	4,334,238
6.00%, 10/01/29	3,480	4,330,895
County of Miami-Dade Florida Transit System Sales Surtax Revenue, Refunding RB, 5.00%, 7/01/32	1,500	1,757,625
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C (BHAC), 5.00%, 10/01/18 (a)	8,000	8,897,760
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 4/01/32	5,020	5,841,523
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A, 4.25%, 5/01/24	1,835	1,967,395

Municipal Bonds	Par (000)	Value
Florida (continued)
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (d)(e)	$150	$104,978

		41,885,070
Georgia — 2.5%
City of Atlanta Georgia Water & Wastewater Revenue RB, Refunding RB, 5.00%, 11/01/32	10,000	11,999,000
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	3,000	3,322,080

		15,321,080
Guam — 0.4%
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	2,100	2,343,264
Hawaii — 0.9%
State of Hawaii Airports System, Refunding ARB, Series A, 5.25%, 7/01/29	5,000	5,840,200
Illinois — 17.8%
Chicago O’Hare International Airport, Refunding RB, 5.00%, 1/01/32	3,745	4,362,476
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.50%, 1/01/32	1,500	1,732,800
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/32	5,000	5,632,750
City of Chicago Illinois O’Hare International Airport, Refunding GARB, AMT:
Series C, 5.25%, 1/01/28	1,350	1,564,150
Series C, 5.25%, 1/01/29	3,020	3,478,496
Senior Lien, Series A, 5.00%, 1/01/23	13,000	15,407,730
City of Chicago Illinois Transit Authority, RB, 5.25%, 12/01/31	3,700	4,123,835
Illinois State Toll Highway Authority, Refunding RB, Senior, Series A, 5.00%, 12/01/32	5,690	6,800,460
Madison-Macoupin Etc. Counties Community College District No. 536, GO, Refunding, Lewis & Clark Community College:
5.00%, 5/01/30	475	535,121

2	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Madison-Macoupin Etc. Counties Community College District No. 536, GO, Refunding, Lewis & Clark Community College (continued):
5.00%, 5/01/31	$500	$563,285
5.00%, 5/01/32	500	560,025
McHenry County Conservation District, GO, 5.13%, 2/01/17 (a)	12,695	13,287,349
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	3,500	4,141,830
6.25%, 6/01/24	12,750	13,000,665
State of Illinois, GO:
5.25%, 2/01/30	5,000	5,506,950
5.00%, 5/01/30	10,000	10,862,700
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 1/01/34	9,140	10,397,207
Village of Hodgkins Illinois, RB, MBM Project, AMT, 5.90%, 11/01/17	6,000	6,011,640
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,210	1,210,726

		109,180,195
Indiana — 5.7%
City of Whiting Indiana, RB, BP Products North America, Inc. Project, 5.25%, 1/01/21	4,800	5,581,536
County of Jasper Indiana, Refunding RB, Northern Indiana Public Service Co., Series C (NPFGC), 5.85%, 4/01/19	2,000	2,247,440
Indiana Finance Authority, RB, Wastewater, 1st Lien, Series A, 5.25%, 10/01/31	10,000	11,768,000
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	5,000	3,489,050
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/33	10,000	11,926,600

		35,012,626
Iowa — 1.0%
Iowa Higher Education Loan Authority, RB, Private College Facility:
5.25%, 4/01/23	695	825,757
5.25%, 4/01/24	730	865,437
5.25%, 4/01/25	520	615,056

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Higher Education Loan Authority, RB, Private College Facility (continued):
5.25%, 4/01/26	$360	$424,631
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 9/01/22	2,315	2,424,939
Upper Iowa University Project, 5.00%, 9/01/20	1,000	1,062,610

		6,218,430
Kansas — 1.4%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.00%, 11/15/23	1,500	1,694,940
Seward County Unified School District No. 480 Liberal, GO, Refunding, 5.00%, 9/01/33	6,000	6,831,600

		8,526,540
Louisiana — 4.3%
City of Bossier City Louisiana Utilities, Refunding RB, 5.00%, 10/01/32	2,000	2,358,560
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	850	960,253
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, BRCC Facilities Corp. Project:
5.00%, 12/01/27	3,445	3,947,178
5.00%, 12/01/28	3,715	4,237,106
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana LLC Project, Series A, 5.00%, 9/01/28	2,000	2,029,180
New Orleans Aviation Board, RB, Series A:
5.00%, 1/01/32	1,000	1,164,030
5.00%, 1/01/33	1,000	1,160,610
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, 4.00%, 5/01/34	5,750	6,187,690

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 7/01/28	$3,660	$4,205,450

		26,250,057
Maine — 0.3%
Portland Housing Development Corp., Refunding RB, Senior Living, Retirement Facilities, Series A, 6.00%, 2/01/34	1,965	1,967,967
Maryland — 0.8%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,750	1,916,582
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health System, Series B, 5.00%, 7/01/33	1,140	1,318,353
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 7/01/33	1,500	1,732,650

		4,967,585
Massachusetts — 0.5%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 1/01/31	1,730	1,978,653
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, 5.00%, 7/01/25	1,060	1,190,836

		3,169,489
Michigan — 2.3%
Manistee Area Public Schools, GO, Refunding, (Q-SBLF), 5.00%, 5/01/25	1,000	1,162,310
Michigan Finance Authority, Refunding RB, Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 7/01/31	4,000	4,620,400
Michigan State Building Authority, Refunding RB, Facilities Program, Series II-A, 5.00%, 10/15/24	2,500	2,934,475

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.25%, 11/15/24	$4,900	$5,521,908

		14,239,093
Minnesota — 1.1%
University of Minnesota, RB, Biomedical Science Research Facilities Funding Program:
Series B, 5.00%, 8/01/36	1,000	1,158,630
Series C, 5.00%, 8/01/27	1,390	1,681,080
Series C, 5.00%, 8/01/28	740	890,864
Series C, 5.00%, 8/01/29	1,555	1,861,661
Series C, 5.00%, 8/01/30	835	995,203

		6,587,438
Mississippi — 0.6%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource, Inc. Project, 5.88%, 4/01/22	3,610	3,645,739
Missouri — 0.8%
Missouri Joint Municipal Electric Utility Commission Power, RB, Prairie State Project, Series A (BHAC), 5.00%, 1/01/17 (a)	5,000	5,210,550
Montana — 0.6%
Gallatin County School District No 7 Bozeman, GO:
4.00%, 12/01/31	340	386,536
4.00%, 12/01/32	305	344,369
4.00%, 12/01/33	255	286,192
4.00%, 12/01/34	360	401,274
4.00%, 12/01/35	370	410,659
Montana State Board of Regents, RB, 5.00%, 11/15/30	1,000	1,194,190
Yellowstone County School District No. 2 Billings, GO, 5.00%, 6/15/30	500	606,610

		3,629,830
Nebraska — 1.1%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/30	800	926,352
Lancaster County Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.50%, 1/01/30	1,000	1,139,900
Nebraska Public Power District, Refunding RB:
Series A, 5.00%, 1/01/30	1,000	1,174,070

4	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Municipal Bonds	Par (000)	Value
Nebraska (continued)
Nebraska Public Power District, Refunding RB (continued):
Series A, 5.00%, 1/01/32	$2,000	$2,343,240
Series A-1, 3.00%, 1/01/33	900	912,123

		6,495,685
Nevada — 1.6%
Clark County Department of Aviation, Refunding RB, 5.00%, 7/01/33	5,000	5,820,100
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	3,800	4,244,866

		10,064,966
New Jersey — 21.1%
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	2,000	2,231,000
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.13%, 9/15/23	6,040	6,699,930
The Goethals Bridge Replacement Project, Private Activity Bond, 5.50%, 1/01/26	1,500	1,756,875
The Goethals Bridge Replacement Project, Private Activity Bond, 5.50%, 1/01/27	1,000	1,157,530
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	3,000	3,284,250
School Facilities Construction, Series AA, 4.25%, 12/15/24	3,850	3,962,805
School Facilities Construction, Series EE, 5.00%, 9/01/23	3,465	3,768,084
New Jersey Educational Facilities Authority, RB, Higher Education Facilities Trust Fund, 5.00%, 6/15/28	10,000	10,992,000
New Jersey Educational Facilities Authority, Refunding RB, 5.00%, 7/01/30	5,000	5,880,450
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hackensack University Medical, Series B (AGM), 4.00%, 1/01/24	635	685,165

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.50%, 12/01/26	$1,515	$1,707,981
Student Loan, Series 1A, 4.75%, 12/01/21	1,705	1,817,649
New Jersey State Turnpike Authority, 5.00%, 1/01/32	12,000	14,164,680
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 1/01/29	10,000	11,781,600
New Jersey Transportation Trust Fund Authority, RB:
Series B, 5.25%, 6/15/26	3,500	3,843,210
Transportation Program, Series AA, 5.25%, 6/15/31	12,000	13,166,400
Transportation Program, Series AA, 5.25%, 6/15/32	2,250	2,484,698
Transportation System, Series A, 5.25%, 6/15/24	3,185	3,502,099
Transportation System, Series B, 5.50%, 6/15/31	13,970	15,350,515
Transportation System, Series C, 5.25%, 6/15/32	10,000	11,043,900
Newark Housing Authority, RB, Series A:
5.00%, 12/01/23	1,230	1,472,851
5.00%, 12/01/25	1,345	1,586,898
South Jersey Port Corp., RB, Marine Terminal, Series O-1 (AGC), 4.63%, 1/01/23	1,375	1,485,481
State of New Jersey, GO, Various Purposes, 5.00%, 6/01/28	5,000	5,947,650

		129,773,701
New Mexico — 1.3%
Albuquerque Bernalillo County Water Utility Authority, Refunding RB, 4.00%, 7/01/33	4,510	4,982,964
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.00%, 8/01/31	2,500	2,990,800

		7,973,764
New York — 21.1%
Build NYC Resource Corp., Refunding RB, 5.00%, 7/01/33	3,085	3,531,245
City of New York New York, GO, Refunding, Series A, 5.00%, 8/01/29	6,125	7,521,990
City of New York New York, GO:
Series D1, 5.13%, 12/01/26	4,615	4,996,291

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York, GO (continued):
Sub-Series B-1, 5.25%, 9/01/22	$4,250	$4,734,755
Sub-Series I-1, 5.50%, 4/01/21	5,000	5,752,550
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	3,560	3,996,492
County of Nassau New York, GO, Series A (f):
5.00%, 1/01/32	1,000	1,187,050
5.00%, 1/01/33	3,110	3,682,862
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A:
5.00%, 11/01/24	5,470	6,362,048
5.00%, 11/01/30	655	738,938
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/19 (a)	1,000	1,143,360
Metropolitan Transportation Authority, RB:
Sub-Series B-1, 5.00%, 11/15/24	2,300	2,778,837
Sub-Series B-4, 5.00%, 11/15/24	1,500	1,812,285
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/29	5,695	6,820,218
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 5.00%, 12/01/29	2,750	3,124,495
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/32	11,000	13,290,530
New York State Dormitory Authority, RB:
Education, Series D, 5.00%, 9/15/16 (a)	5	5,144
New York University Hospitals Center, Series A, 5.13%, 7/01/23	1,670	1,924,992
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/19 (a)	1,495	1,718,248
New York State Dormitory Authority, Refunding RB:
4.25%, 9/01/19 (a)	480	533,650
5.00%, 7/01/30	1,555	1,888,983

Municipal Bonds	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	$2,475	$2,817,590
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	1,000	1,078,950
Port Authority of New York & New Jersey, Refunding RB:
5.00%, 11/01/28	6,185	7,656,968
Consolidated, 153rd Series, 5.00%, 7/15/24	2,010	2,216,668
State of New York Dormitory Authority, RB:
Fordham University, Series A, 5.25%, 7/01/25	900	1,062,009
Icahn School Of Medicine at Mount Sinai, Series A, 5.00%, 7/01/32	9,000	10,515,960
Mental Health Services (AGM), 5.00%, 8/15/18 (a)	10	11,068
Mental Health Services (AGM), 5.00%, 8/15/18 (a)	30	33,203
Mental Health Services (AGM), 5.00%, 2/15/22	3,950	4,371,505
Mental Health Services, 2nd Series (AGM), 5.00%, 8/15/18 (a)	10	11,068
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	1,000	1,188,280
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	6,900	7,459,314
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,725	1,977,609
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	3,060	3,616,369

6	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Municipal Bonds	Par (000)	Value
New York (continued)
State of New York Urban Development Corp., RB, Service Contract, Series B, 5.00%, 1/01/21	$7,000	$7,713,790

		129,275,314
North Carolina — 0.5%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,105	1,107,133
North Carolina Medical Care Commission, Refunding RB, WakeMed, Series A, 5.00%, 10/01/31	1,500	1,694,640

		2,801,773
Ohio — 1.2%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	6,000	7,188,120
Oklahoma — 0.8%
Oklahoma City Public Property Authority, Refunding RB:
5.00%, 10/01/27	1,190	1,443,589
5.00%, 10/01/28	1,265	1,521,011
5.00%, 10/01/29	1,400	1,673,756

		4,638,356
Oregon — 1.7%
Klamath County School District, GO:
5.00%, 6/15/30	1,000	1,185,280
5.00%, 6/15/31	1,000	1,178,520
Oregon State Facilities Authority, Refunding RB, Series A:
Reed College Project, 5.00%, 7/01/29	1,835	2,098,653
5.00%, 11/15/29	1,000	1,182,080
State of Oregon, GO, Series H, 5.00%, 5/01/36	2,000	2,339,560
Umatilla County School District No. 16R Pendleton, GO, Series A, 5.00%, 6/15/32	2,000	2,394,140

		10,378,233
Pennsylvania — 5.8%
City of Philadelphia Pennsylvania, ARB, Series A, AMT, 5.00%, 6/15/20	2,895	3,061,086

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
City of Pittsburgh Pennsylvania, GO, Refunding, Series B (AGM), 5.25%, 9/01/17	$9,630	$9,911,292
County of Allegheny Pennsylvania, GO, Refunding, Series C-68, 5.00%, 11/01/25	2,515	2,966,870
County of Allegheny Pennsylvania, GO, Series C-67:
5.00%, 11/01/25	2,700	3,194,883
5.00%, 11/01/26	2,375	2,778,988
Pennsylvania Turnpike Commission, RB:
Series B, 5.00%, 12/01/32	1,500	1,772,130
Sub-Series B, 5.25%, 12/01/31	4,000	4,526,640
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series A (AGC), 6.00%, 7/01/20 (a)	6,225	7,559,080

		35,770,969
Puerto Rico — 1.6%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	9,000	9,751,410
Rhode Island — 1.8%
Narragansett Bay Commission, Refunding RB, Series B, 5.00%, 9/01/32	4,150	4,961,532
Providence Redevelopment Agency, Refunding RB, Series A, 5.00%, 4/01/29	1,000	1,132,720
Rhode Island Health & Educational Building Corp., RB, City of Newport Issue Financing Program, Series C, 5.00%, 5/15/30	2,305	2,661,307
Rhode Island Health & Educational Building Corp., Refunding RB, 5.00%, 9/01/32	2,000	2,392,480

		11,148,039
South Carolina — 1.9%
South Carolina State Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/34 (f)	10,000	11,781,100

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2016	7

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Municipal Bonds	Par (000)	Value
South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Regional Health, 5.00%, 9/01/25	$1,000	$1,137,800
Tennessee — 1.3%
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project:
Series A, 5.00%, 11/01/23	2,695	3,034,786
Series B, 5.00%, 11/01/22	1,000	1,129,200
Knox County Health Educational & Housing Facility Board Tennessee, Refunding RB, Eastowne Village Project, 4.00%, 6/01/31 (c)	3,350	3,588,386

		7,752,372
Texas — 7.4%
City of Grapevine Texas, GO, 5.00%, 2/15/33	5,685	6,613,645
City of Houston Texas, Refunding ARB, Series A:
Senior Lien, 5.25%, 7/01/29	4,055	4,458,756
Subordinate Lien, AMT, 5.00%, 7/01/25	1,500	1,715,625
Subordinate Lien, AMT, 5.00%, 7/01/32	1,010	1,130,311
Dallas/Fort Worth International Airport, Refunding RB, AMT:
Series E, 5.00%, 11/01/26	2,185	2,508,861
Series E, 5.00%, 11/01/27	4,960	5,678,109
Series F, 5.00%, 11/01/31	6,345	7,173,340
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	1,000	1,104,370
Red River Education Financing Corp., RB, 5.00%, 3/15/33	1,340	1,549,857
San Jacinto River Authority, RB, Special Project (AGM), 5.25%, 10/01/25	2,910	3,279,104
Socorro ISD, GO, Refunding, School Building (PSF-GTD), 5.00%, 8/15/32	2,500	2,864,825
Via Metropolitan Transit Authority, Refunding RB:
5.25%, 8/01/28	1,585	1,891,064
5.25%, 8/01/29	1,720	2,042,741

Municipal Bonds	Par (000)	Value
Texas (continued)
Via Metropolitan Transit Authority, Refunding RB (continued):
5.25%, 8/01/33	$3,000	$3,521,040

		45,531,648
U.S. Virgin Islands — 1.9%
Virgin Islands Public Finance Authority, Refunding RB:
Gross Receipts Taxes Loan Note, Series C, 5.00%, 10/01/30	5,000	5,645,350
Series A, 5.25%, 10/01/24	5,000	6,215,750

		11,861,100
Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/30	5,565	6,122,001
West Virginia — 1.0%
West Virginia Hospital Finance Authority, Refunding RB, Charleston Area Medical Center, Inc., Series A, 5.13%, 9/01/23	4,000	4,427,800
West Virginia University, RB, West Virginia University Project, Series B, 5.00%, 10/01/30	1,500	1,741,665

		6,169,465
Wisconsin — 1.3%
Public Finance Authority, Refunding RB, AMT:
National Gypsum Co., 5.25%, 4/01/30	2,410	2,515,317
Wisconsin Airport Facilities, Senior Obligated Group, Series B, 5.25%, 7/01/28	4,765	5,192,135

		7,707,452
Total Municipal Bonds — 139.5%		856,109,708

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
Connecticut — 1.9%
Connecticut State Health & Educational Facility Authority, Refunding RB, 5.00%, 12/01/33	10,000	11,845,886
Illinois — 1.5%
Du Page & Will Counties Community School District No. 204, GO, School Building, Series A (NPFGC), 5.25%, 12/30/22	8,650	9,198,407

8	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Louisiana — 2.4%
State of Louisiana, GO, Series A, 5.00%, 8/01/24	$12,000	$14,358,360
Massachusetts — 1.9%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare, Series L, 5.00%, 7/01/31	10,175	11,861,183
Minnesota — 1.9%
State of Minnesota, GO, State Various Purposes, Series A, 4.00%, 8/01/29	10,525	11,787,124
New York — 9.4%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	3,507	3,995,352
City of New York New York, GO, Series I, 5.00%, 3/01/32	7,009	8,341,848
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series A, 4.75%, 6/15/30	8,000	8,427,120
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/25	4,001	4,639,305
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	5,530	6,519,981
Port Authority of New York & New Jersey, RB, 178th Series, AMT, 5.00%, 12/01/32	4,009	4,659,461
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	5,010	6,138,603

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New York (continued)
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 3/15/33	$7,000	$8,671,740
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 3/15/32	5,501	6,488,061

		57,881,471
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 19.0%		116,932,431
Total Long-Term Investments (Cost — $904,557,566) — 158.5%		973,042,139

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (h)(i)	915,283	915,283
Total Short-Term Securities (Cost — $915,283) — 0.2%		915,283
Total Investments (Cost — $905,472,849*) — 158.7%		973,957,422
Liabilities in Excess of Other Assets — (1.6)%		(9,860,157)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.3)%		(63,110,219)
VMTP Shares, at Liquidation Value — (46.8)%		(287,100,000)

Net Assets Applicable to Common Shares — 100.0%		$613,887,046

* As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$844,445,174

Gross unrealized appreciation		$70,163,992
Gross unrealized depreciation		(3,753,592)

Net unrealized appreciation		$66,410,400

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate as of period end.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	When-issued security.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2016	9

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

(h)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	915,283	915,283	—
FFI Institutional Tax-Exempt Fund	1,356,943	(1,356,943)	—	$1,346

(i)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(109)	5-Year U.S. Treasury Note	March 2016	$13,153,234	$(197,073)
(174)	10-Year U.S. Treasury Note	March 2016	$22,546,594	(515,291)
(44)	Long U.S. Treasury Bond	March 2016	$ 7,085,375	(276,683)
Total				$(989,047)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed
RB	Revenue Bonds

10	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$973,042,139	—	$973,042,139
Short-Term Securities	$915,283	—	—	915,283

Total	$915,283	$973,042,139	—	$973,957,422

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(989,047)	—	—	$(989,047)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2016	11

Schedule of Investments (concluded)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$509,900	—	—	$509,900
Liabilities:
Bank overdraft	—	$(83,407)	—	(83,407)
TOB Trust Certificates	—	(63,101,848)	—	(63,101,848)
VMTP Shares	—	(287,100,000)	—	(287,100,000)

Total	$509,900	$(350,285,255)	—	$(349,775,355)

During the period ended January 31, 2016, there were no transfers between levels.

12	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 22, 2016